INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Canada	171	196	29
Foreign	14	(2)	(169)
Total	185	194	(140)
Deferred
Canada	60	126	161
Foreign	216	226	351
Total	276	352	512
Total Income Tax Expense/(Recovery)	461	546	372
Geographic Components of Income
Canada	821	1,069	758
Foreign	1,096	1,109	969
Income before Income Taxes	1,917	2,178	1,727
Reconciliation of Income Tax Expense
Income before Income Taxes	1,917	2,178	1,727
Federal and provincial statutory tax rate (as a percent)	25.00%	26.50%	28.00%
Expected income tax expense	479	577	484
Income tax differential related to regulated operations	41	42	8
Higher / (lower) effective foreign tax rates	1	(5)	(36)
Income from equity investments and non-controlling interests	(40)	(45)	(40)
Other	(20)	(23)	(44)
Total Income Tax Expense/(Recovery)	461	546	372
Deferred Income Tax Assets
Operating loss carryforwards	1,024	900
Financial instruments	88	166
Pension and other post-employment benefits	83	42
Deferred amounts	49	49
Other	86	117
Total	1,330	1,274
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, equipment and PPAs	3,804	3,609
Equity investments	578	457
Taxes on future revenue requirement	283	295
Unrealized foreign exchange gains on long-term debt	159	133
Other	70	87
Total	4,894	4,581
Net deferred income tax liabilities	3,564	3,307
Deferred Income Tax Assets
Other current assets	285	239
Intangible and other assets	104	126
Total	389	365
Deferred Income Tax Liabilities
Accounts payable and other		81
Deferred income taxes	3,953	3,591
Total	3,953	3,672
Net Deferred Income Tax Liabilities
Net deferred income tax liabilities	3,564	3,307